Note 8 - Earnings (loss) Per Share	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]

8. Earnings / (loss) Per Share

Basic and diluted earnings / (loss) per common share is computed as follows:

	For the six months ended June 30,
	2022	2023
Income:
Net income / (loss)	21,112,528	(2,724,573)
Weighted average common shares – outstanding, basic	2,872,966	2,782,000
Basic earnings / (loss) per share	7.35	(0.98)

Effect of dilutive securities:
Dilutive effect of unvested shares	38,771	-
Weighted average common shares – outstanding, diluted	2,911,737	2,782,000
Diluted earnings / (loss) per share	7.25	(0.98)

For the six-month period ended June 30, 2023, during which the Company incurred losses, the effect of 82,950 non-vested stock awards was anti-dilutive. The number of dilutive securities was nil in the six-month period ended June 30, 2023. Hence for the six-month period ended June 30, 2023, “Basic loss per share” equals “Diluted loss per share.” For the six-month period ended June 30, 2022 the denominator of the diluted earnings per share calculation includes 38,771 common shares, being the number of incremental shares assumed issued under the treasury stock method.